Equity (Details) - shares	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Shares outstanding	12,888,732,761	12,888,732,761
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	7,442,231,382	7,442,231,382
Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares outstanding	5,446,501,379	5,446,501,379